Stockholders' Equity - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions				12 Months Ended
	Jan. 07, 2019 $ / shares	Nov. 16, 2018 shares	Oct. 05, 2018 $ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares shares
Stockholders' Equity [Line Items]
Capital stock, authorized shares				1,076,257,500	1,076,257,500	1,076,257,500	1,076,257,500
Common stock, Authorized shares				430,503,000	430,503,000	430,503,000	430,503,000
Preferred stock, shares authorized				645,754,500	645,754,500	645,754,500	645,754,500
Percentage of shares cancelled		5.00%
Number of shares cancelled		17,300,143
Common stock, issued and paid		328,702,719		328,702,719	328,702,719	346,002,862	346,002,862
Common stock, par value | € / shares					€ 0.20		€ 0.20
Nominal stock capital				$ 67	€ 66	$ 71	€ 69
Cash dividend declared date				Sep. 10, 2018
Cash dividend payable terms				NXP announced the initiation of a Quarterly Dividend Program under which the company will pay a regular quarterly cash dividend
Interim cash dividend paid per ordinary share | $ / shares			$ 0.25
Interim cash dividend payable date			Oct. 05, 2018
Subsequent Event [Member]
Stockholders' Equity [Line Items]
Interim cash dividend paid per ordinary share | $ / shares	$ 0.25
Interim cash dividend payable date	Jan. 07, 2019